Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 16. Subsequent Events
Issuance of Series A Preferred Stock
We entered into a Purchase Agreement with Extra Space Storage LP (the “Investor”) on October 29, 2019, in which the Investor agreed to purchase up to 200,000 shares of Series A Preferred Stock. At the close of the transaction, we issued 150,000 shares, with the remaining 50,000 shares issuable at our discretion until October 28, 2020.
On October 26, 2020, we exercised our option to issue an additional 50,000 shares of Series A Preferred Stock for $50 million in proceeds. We may use the proceeds to pay down existing debt, finance acquisitions and capital improvement projects, working capital or other general partnership purposes.
Investment in Managed REIT
Subsequent to September 30, 2020, on October 29, 2020, and November 4, 2020, the Preferred Investor invested an additional approximately $13 million and $13 million, respectively, in SSGT II Preferred Units in the SSGT II Operating Partnership. SSGT II utilized the funds to purchase through its operating partnership, self storage facilities located in Las Vegas, Nevada, and Olympia, Washington.
On November 12, 2020, SSGT II redeemed $19 million of our SSGT II Preferred Units, reducing our investment in SSGT II Preferred Units to $13.5 million.
Potential SST IV Merger
On November 10, 2020, the Company, SST IV, and SST IV Merger Sub, entered into the SST IV Merger Agreement.
The SST IV Merger Agreement provides that the Company will acquire SST IV by way of a merger of SST IV with and into SST IV Merger Sub, with SST IV Merger Sub being the surviving entity. The SST IV Merger is expected to close during the first half of 2021. At the effective time of the SST IV Merger (the “SST IV Merger Effective Time”), SST IV shall cease to exist as a separate entity in accordance with the applicable provisions of the Maryland General Corporation Law. The special committee of the board of directors of the Company (the “Committee”), the board of directors of the Company, the special committee of the board of directors of SST IV, and the board of directors of SST IV have unanimously approved the SST IV Merger, the SST IV Merger Agreement, and the transactions contemplated by the SST IV Merger Agreement. In addition, the special committee of the board of directors of SST IV and the board of directors of SST IV have approved an amendment to SST IV’s First Articles of Amendment and Restatement to remove the limitations on
“roll-up
transactions” (the “SST IV Charter Amendment”), which is necessary to consummate the SST IV Merger.

Pursuant to the terms and subject to the conditions set forth in the SST IV Merger Agreement, at the SST IV Merger Effective Time, each share of SST IV’s Class A Common Stock, $0.001 par value per share (“SST IV Class A Common Stock”), Class T Common Stock, $0.001 par value per share (“SST IV Class T Common Stock”), and Class W Common Stock, $0.001 par value per share (collectively with the SST IV Class A Common Stock and the SST IV Class T Common Stock, the “SST IV Common Stock”), issued and outstanding immediately prior to the SST IV Merger Effective Time (other than shares owned by the Company, any subsidiary of the Company, or any subsidiary of SST IV) will be converted into the right to receive 2.1875 shares of the Company’s Class A Common Stock, $0.001 par value per share (the “SmartStop Common Stock”), subject to the treatment of fractional shares in accordance with the SST IV Merger Agreement (the “SST IV Merger Consideration”). This exchange ratio represents an increase of $0.10 per share from SST IV’s most recent estimated Net Asset Value (NAV), when compared to SmartStop’s most recent estimated NAV of $10.40 per share. The transaction values SST IV at approximately $370 million, based on September 30, 2020 share counts and debt principal balances outstanding, and using the agreed exchange ratio and SmartStop’s estimated NAV per share of $10.40. Immediately prior to the SST IV Merger Effective Time, each restricted share of SST IV Common Stock granted under SST IV’s Employee and Director Long-Term Incentive Plan will become fully vested and non-forfeitable,
and, at the SST IV Merger Effective Time, will be converted into the right to receive the SST IV Merger Consideration.
Assuming all of the conditions of the SST IV Merger are satisfied and the SST IV Merger is consummated in accordance with the terms in the SST IV Merger Agreement, the Company will acquire all of the real estate owned by SST IV, consisting of (i) 24 self storage facilities located in 9 states comprising approximately 18,000 self storage units and approximately 2.0 million net rentable square feet, and (ii) SST IV’s 50% equity interest in five unconsolidated real estate ventures located in the Greater Toronto Area of Ontario, Canada (the “JV Properties”). The unconsolidated real estate ventures consist of one operating self storage property and four parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party (“SmartCentres”), owning the other 50% of such entities. Additionally, the Company will obtain SST IV’s rights to acquire: (i) a property that will be developed into a self storage facility in San Gabriel, California, and (ii) a tract of land located in Brampton, Ontario in the Greater Toronto Area of Ontario, Canada (the “Kingspoint Land”) that will be developed into a self storage facility pursuant to a joint venture with SmartCentres.
The SST IV Merger Agreement contains customary representations, warranties, and covenants. The closing of the SST IV Merger is subject to and conditioned on the approval of the SST IV Merger and the SST IV Charter Amendment by the affirmative vote of the holders of not less than a majority of all outstanding shares of SST IV Common Stock. The closing of the SST IV Merger is neither subject to a financing condition nor to the approval of our stockholders.
The SST IV Merger Agreement prohibits SST IV and its subsidiaries and representatives from soliciting, providing information, or entering into discussions concerning proposals relating to alternative business combination transactions, subject to certain limited exceptions. The SST IV Merger Agreement also provides that at any time prior to receipt of the SST IV stockholder approval, SST IV and its representatives may, in certain circumstances, make an “Adverse Recommendation Change” (as that term is defined in the SST IV Merger Agreement) and terminate the SST IV Merger Agreement, subject to complying with certain conditions set forth in the SST IV Merger Agreement.

In connection with the termination of the SST IV Merger Agreement and SST IV’s entry into an alternative transaction with respect to a superior proposal, as well as under other specified circumstances, SST IV will be required to pay to the Company a termination payment of approximately $7.2 million. In addition, the SST IV Merger Agreement provides for customary expense reimbursements under specified circumstances set forth in the SST IV Merger Agreement.
We expect the SST IV Merger to close during the first half of 2021; however, there is no guarantee that the SST IV Merger will be consummated.

Note 15. Subsequent Events
Distribution Reinvestment Plan Offering Status
As of March 25, 2020, in connection with our DRP Offering, we had issued approximately 4.3 million Class A Shares of our common stock and approximately 0.7 million Class T Shares of our common stock for gross proceeds of approximately $45.2 million and approximately $6.9 million, respectively.
Novel Coronavirus
(COVID-19)
Update
In December 2019,
COVID-19
emerged in Wuhan, Hubei Province, China. While initially the outbreak was largely concentrated in China and caused significant disruptions to its economy, it has now spread to many other countries and infections have been reported globally, including in the United States and in the markets in which we operate. Our rental revenue and operating results depend significantly on the demand for self storage space. We have not seen a significant impact on the demand for self storage space resulting from the
COVID-19
outbreak as of the date of this report. Concerns relating to
COVID-19
could also impact the availability of our personnel to report for work at our facilities, which could adversely affect our ability to adequately manage our facilities. Furthermore, in order to prevent the spread of
COVID-19
there have been, and may continue to be, temporary shut downs or restrictions placed on businesses by cities, counties, states, or the federal government. These orders have impacted, and may continue to impact, our facilities and operations. The outbreak and the resulting effects, including weakness in national, regional and local economies that negatively impact the demand for self storage space and the fees we earn from the Managed REITs, could adversely impact our business, financial condition, liquidity and results of operations.